TAXES BASED ON INCOME - Schedule of Components of the Temporary Differences (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 34.6	$ 28.1
Net operating loss carryforwards	154.4	161.4
Tax credit carryforwards	34.6	55.9
Stock-based compensation	13.6	10.7
Pension and other postretirement benefits	38.8	52.4
Inventory reserve	14.7	12.9
Lease liabilities	42.5	39.0
Other assets	25.3	16.1
Valuation allowance	(70.1)	(68.2)
Total deferred tax assets	288.4	308.3
Depreciation and amortization	(268.9)	(80.2)
Repatriation accrual	(16.2)	(39.0)
Foreign operating loss recapture	(3.4)	(3.6)
Lease assets	(43.8)	(38.7)
Total deferred tax liabilities	(332.3)	(161.5)
Total net deferred tax assets (liabilities)		$ 146.8
Total net deferred tax assets (liabilities)	$ (43.9)